SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($)
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 35,604						$ 482.0
Weighted average period for recognition of unamortized share-based compensation expense		2 years 10 months 9 days	2 years 10 months 9 days
Share-based compensation expense recognized (in dollars or rubles)		₽ 15,728	$ 212.9	₽ 9,855		₽ 6,552
Options
Options, Quantity
Non-vested at the beginning of the period (in shares)		1,798,554	1,798,554
Granted (in shares)		0	0
Vested (in shares)		(734,208)	(734,208)
Non-vested at the end of the period (in shares)		1,064,346	1,064,346	1,798,554
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 15.43
Vested (in dollars per share) | $ / shares			15.36
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 15.48		$ 15.43
SARs
SARs and RSUs, Quantity
Granted (in shares)		0	0	0		0
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)		9,235,579	9,235,579
Granted (in shares)	2,303,889	10,561,259	10,561,259
Vested (in shares)		(8,377,555)	(8,377,555)
Forfeited (in shares)		(868,911)	(868,911)
Cancelled (in shares)		(32,404)	(32,404)
Non-vested at the end of the period (in shares)		10,517,968	10,517,968	9,235,579
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 32.92
Granted (in dollars per share) | $ / shares			54.14
Vested (in dollars per share) | $ / shares			44.38
Forfeited (in dollars per share) | $ / shares			36.78
Cancelled | $ / shares			37.96
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 44.77		32.92
Unamortized share-based compensation expense related to unvested share options and RSUs | ₽		₽ 22
PSUs
SARs and RSUs, Quantity
Granted (in shares)		218,159	218,159
Non-vested at the end of the period (in shares)		218,159	218,159
SARs and RSUs, Weighted average grant date fair value
Granted (in dollars per share) | $ / shares			$ 94.23
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 94.23
Synthetic Options
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 700						9.5
Share-based compensation expense recognized (in dollars or rubles)		₽ 457	$ 6.2	₽ 907
2018 plan
SARs and RSUs, Quantity
Granted (in shares)		0	0
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs | $								$ 0.3
Weighted average period for recognition of unamortized share-based compensation expense		2 years 2 months 19 days	2 years 2 months 19 days
Share-based compensation expense recognized (in dollars or rubles)		₽ 2,295	$ 31.1	₽ 1,204
2018 plan | Options
Options, Quantity
Non-vested at the beginning of the period (in shares)				143,429		69
Granted (in shares)						256,812
Vested (in shares)				(34,939)		(36,040)
Forfeited (in shares)		(9,642)	(9,642)	(9,642)		(32)
Cancelled (in shares)		(155,964)	(155,964)	(98,848)		(77,380)
Non-vested at the end of the period (in shares)						143,429
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					130.60		$ 132.54
Granted (in dollars per share) | $ / shares							131.25
Vested (in dollars per share) | $ / shares					130.18		132.05
Forfeited (in dollars per share) | $ / shares					132.07		132.64
Cancelled (in dollars per share) | $ / shares					130.60		132.07
Non-vested at the end of the period (in dollars per share) | $ / shares							130.60
2018 plan | RSUs
Options, Quantity
Non-vested at the beginning of the period (in shares)		1,971	1,971	206,807		101,983
Granted (in shares)				118,308		191,214
Vested (in shares)				(44,260)		(58,244)
Forfeited (in shares)				(34,973)		(10,586)
Cancelled (in shares)				(244,532)		(17,560)
Transfers to the Group		621	621
Non-vested at the end of the period (in shares)				1,971		206,807
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 209.77		203.59		163.40
Granted (in dollars per share) | $ / shares					226.97		218.27
Vested (in dollars per share) | $ / shares					203.71		179.91
Forfeited (in dollars per share) | $ / shares					216.10		193.31
Cancelled (in dollars per share) | $ / shares					212.83		214.72
Transfers to the Group | $ / shares			$ 119.42
Non-vested at the end of the period (in dollars per share) | $ / shares					$ 209.77		$ 203.59
SARs and RSUs, Quantity
Granted (in shares)		118,308	118,308
Forfeited (in shares)		(34,973)	(34,973)